Components of accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2023
Components of accumulated other comprehensive loss
Components of accumulated other comprehensive loss

24.  Components of accumulated other comprehensive loss

a.	An analysis of the accumulated other comprehensive loss for the years ended December 31, 2023 and 2022 is as follows:

			Derivative and		Exchange
	Remeasurements		non-derivative		differences on
	of employee		financial		the translation
	benefits		instruments		of foreign operations		Total
Other comprehensive loss:
Net balances as of December 31, 2021	US$	(721)	US$	(365)	US$	(148,124)	US$	(149,210)
Comprehensive income of the year		253		336		3,471		4,060
Expense income tax deferred		(79)		(80)		—		(159)
Balances as of December 31, 2022		(547)		(109)		(144,653)		(145,309)
Comprehensive (loss) income of the year		(107)		(1,175)		749		(533)
Benefit income tax deferred		32		362		—		394
Net balances as of December 31, 2023	US$	(622)	US$	(922)	US$	(143,904)	US$	(145,448)

b.	An analysis of the effects of the derivative and non- derivative financial instruments in other comprehensive (loss) income for the years ended December 31, 2023, 2022 and 2021 is as follows:

	2023		2022		2021
Derivative and non-derivative financial instruments:
Extrinsic value of changes on jet fuel Asian call options	US$	—	US$	—	US$	601
Extrinsic value of changes on jet fuel Zero cost collars		—		—		484
(Loss) income of the interest rate Cap		(1,175)		336		(128)
		(1,175)		336		957
Non derivative financial instruments(1)		—		—		79,076
Total	US$	(1,175)	US$	336	US$	80,033

(1) As of December 31, 2021, includes the effect of the discontinuation of the hedging strategies by US$109 million as described in Note 3b (i).